FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Credit Risk (Details) - Credit Risk [Member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Maximum credit risk exposure [Abstract]
Financial assets	$ 12,166,336	$ 5,945,091
Receivables past due	0
Cash and Cash Equivalents [Member]
Maximum credit risk exposure [Abstract]
Financial assets	11,937,941	5,672,551
Trade and Other Receivables [Member]
Maximum credit risk exposure [Abstract]
Financial assets	228,395	22,540
Other Financial Assets [Member]
Maximum credit risk exposure [Abstract]
Financial assets	$ 0	$ 250,000